Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows provided by (used in) operating activities
Net loss	$ (106,200,000)	$ (24,776,000)
Adjustments to reconcile net loss to net cash provided (used in) by operating activities
Depreciation and amortization	54,499,000	50,331,000
Goodwill impairment loss	58,074,000	0
Amortization of deferred financing costs	2,427,000	2,097,000
Amortization of discount on Backstop Notes	0	424,000
Non-cash reduction to the operating lease right-of-use assets	2,218,000	0
Deferred income taxes	(16,189,000)	(9,691,000)
Non-cash foreign currency loss	14,000	344,000
Stock-based compensation	10,296,000	4,564,000
Provision for doubtful accounts	415,000	322,000
Change in fair value of warrant liability	(254,000)	(5,267,000)
Change in operating assets and liabilities, net of operating assets and liabilities acquired:
Accounts receivable	8,962,000	(12,102,000)
Inventories	6,542,000	(9,875,000)
Prepaid expenses and other current assets	(1,992,000)	(1,244,000)
Accounts payable and accrued liabilities	(2,116,000)	(8,419,000)
Deferred revenue	980,000	(805,000)
Income taxes payable	148,000	(661,000)
Operating lease liabilities	(1,468,000)
Cash provided by (used in) operating activities	16,356,000	(14,758,000)
Cash flows (used in) provided by investing activities
Additions to intangible assets	(13,238,000)	(9,247,000)
Additions to property and equipment	(3,307,000)	(4,172,000)
Payments for acquisitions, net of cash acquired	(46,002,000)	0
Cash flows (used in) provided by investing activities	(62,547,000)	(13,419,000)
Cash flows (used in) provided by financing activities
Proceeds from revolving credit facility	0	25,000,000
Repayment on revolving credit facility	0	(25,000,000)
Repayment of term loan	(3,153,000)	(3,161,000)
Repayment of other borrowings - notes payable	(1,035,000)	(173,000)
Proceeds from convertible debt	0	104,167,000
Proceeds from equity portion of convertible debt, net of issuance costs	0	15,697,000
Payment of deferred financing costs	(356,000)	(1,579,000)
Repayment of related party note	0	(1,538,000)
Proceeds from CTAC and PIPE financing, net of issuance costs	0	223,688,000
Settlements of preferred shares	0	(229,915,000)
Payment of financing lease obligations	(150,000)
Payment of capital lease obligations		(828,000)
Payment of stock option share employee withholding taxes	0	(2,305,000)
Cash (used in) provided by financing activities	(4,694,000)	104,053,000
Effect of exchange rate change on cash	(451,000)	(226,000)
Change in Cash and Restricted cash	(51,336,000)	75,650,000
Cash and Restricted Cash, beginning of period	86,343,000	10,693,000
Cash and Restricted Cash, end of period	35,007,000	86,343,000
Non-cash investing and financing activities:
Fair value of KORE common stock issued pursuant to acquisition	23,295,000	0
ASU 2020-06 Adoption	15,163,000
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities upon the adoption of ASC 842	9,604,000
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	3,409,000
Premium finance agreement	3,621,000	0
Equity financing fees accrued	0	3,602,000
Common shares issued to preferred shareholders	0	56,502,000
Equity financing fees settled in common shares	0	1,863,000
Common shares issued to warrant holders	0	10,663,000
Common shares issued to option holders pursuant to the Cancellation Agreements	0	1,072,000
Sponsor shares distributed to lender under Backstop Agreement	0	683,000
Supplemental cash flow information:
Interest paid	29,199,000	19,874,000
Taxes paid (net of refunds)	$ 2,119,000	$ 957,000